Earnings Per Share - Computation of Basic EPS and Diluted EPS (Parenthetical) (Detail) - shares shares in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Stock Options [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities	7.3	7.9	8.9
Restricted Stock Units [Member]
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Anti dilutive securities	1.9